Segment Reporting (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of business segments | segment	2									2
REVENUE
Total revenue	$ 63,320	$ 50,976	$ 41,565	$ 54,811	$ 48,168					$ 195,520	$ 81,573	$ 67,607
EXPENSES
Depreciation and amortization	4,527				1,040					9,342	2,527	1,174
Impairment	0				1,919					1,919	1,072	0
Other operating expenses	56,251				50,245					185,098	88,496	68,890
Total expenses	60,778	46,145	53,069	43,941	53,204	$ 37,130	$ 21,595	$ 18,221	$ 15,149	196,359	92,095	70,064
OPERATING INCOME (LOSS)	2,542	4,831	(11,504)	10,870	(5,036)	(7,464)	(2,340)	1,418	(2,136)	(839)	(10,522)	(2,457)
Equity in earnings (loss) of unconsolidated entities	(275)				0
Interest expense	(297)				(143)					(959)	(83)	0
Amortization of loan costs	(69)				(23)					(241)	(39)	0
Interest income	20				112					329	244	73
Other income (expense)	(53)				(39)					(834)	(71)	(9,239)
INCOME (LOSS) BEFORE INCOME TAXES	1,868				(5,129)					(2,544)	(10,471)	(11,623)
Income tax (expense) benefit	(1,300)				(706)					10,364	(9,723)	(780)
NET INCOME (LOSS)	568	$ 2,717	$ 2,006	$ 8,932	(5,835)	$ (7,982)	$ (2,258)	$ (7,231)	$ (2,723)	7,820	(20,194)	(12,403)
REIT Advisory
REVENUE
Total revenue	20,616				23,021					97,943	69,988	67,563
J&S
REVENUE
Total revenue	30,975				23,310					81,186	9,186
OpenKey
REVENUE
Total revenue	257				319					999	327	44
Operating Segments | REIT Advisory
REVENUE
Total revenue	20,616				23,021					97,943	69,988	67,563
EXPENSES
Depreciation and amortization	1,183				390					2,129	1,373	298
Impairment	0				1,863					1,863	1,041	0
Other operating expenses	8,267				11,241					41,563	19,099	21,102
Total expenses	9,450				13,494					45,555	21,513	21,400
OPERATING INCOME (LOSS)	11,166				9,527					52,388	48,475	46,163
Equity in earnings (loss) of unconsolidated entities	0				0
Interest expense	0				0					0	0	0
Amortization of loan costs	0				0					0	0	0
Interest income	0				0					0	0	0
Other income (expense)	0				19					0	0	0
INCOME (LOSS) BEFORE INCOME TAXES	11,166				9,546					52,388	48,475	46,163
Income tax (expense) benefit	(2,489)				(2,116)					(12,566)	(18,324)	(16,684)
NET INCOME (LOSS)	8,677				7,430					39,822	30,151	29,479
Operating Segments | Premier
REVENUE
Total revenue					0					10,634	0	0
EXPENSES
Depreciation and amortization	2,738				0					4,358	0	0
Impairment	0				0					0	0	0
Other operating expenses	4,050				0					5,260	0	0
Total expenses	6,788				0					9,618	0	0
OPERATING INCOME (LOSS)	1,002				0					1,016	0	0
Equity in earnings (loss) of unconsolidated entities	0				0
Interest expense	0				0					0	0	0
Amortization of loan costs	0				0					0	0	0
Interest income	0				0					0	0	0
Other income (expense)	0				0					0	0	0
INCOME (LOSS) BEFORE INCOME TAXES	1,002				0					1,016	0	0
Income tax (expense) benefit	(426)				0					(239)	0	0
NET INCOME (LOSS)	576				0					777	0	0
Operating Segments | J&S
REVENUE
Total revenue					23,310					81,186	9,186	0
EXPENSES
Depreciation and amortization	455				454					2,221	319	0
Impairment	0				0					0	0	0
Other operating expenses	28,008				19,803					79,193	9,655	0
Total expenses	28,463				20,257					81,414	9,974	0
OPERATING INCOME (LOSS)	2,512				3,053					(228)	(788)	0
Equity in earnings (loss) of unconsolidated entities	0				0
Interest expense	(214)				(139)					(745)	(68)	0
Amortization of loan costs	(12)				(12)					(47)	(6)	0
Interest income	0				0					0	0	0
Other income (expense)	(107)				(58)					(883)	(47)	0
INCOME (LOSS) BEFORE INCOME TAXES	2,179				2,844					(1,903)	(909)	0
Income tax (expense) benefit	(887)				(746)					76	252	0
NET INCOME (LOSS)	1,292				2,098					(1,827)	(657)	0
Operating Segments | OpenKey
REVENUE
Total revenue					319					999	327	44
EXPENSES
Depreciation and amortization	7				6					27	25	24
Impairment	0				0					0	0	0
Other operating expenses	950				1,171					4,510	3,478	2,904
Total expenses	957				1,177					4,537	3,503	2,928
OPERATING INCOME (LOSS)	(700)				(858)					(3,538)	(3,176)	(2,884)
Equity in earnings (loss) of unconsolidated entities	0				0
Interest expense	0				0					0	0	0
Amortization of loan costs	(7)				(6)					(25)	(19)	0
Interest income	0				0					0	0	0
Other income (expense)	6				(1)					2	(12)	(30)
INCOME (LOSS) BEFORE INCOME TAXES	(701)				(865)					(3,561)	(3,207)	(2,914)
Income tax (expense) benefit	0				0					0	0	0
NET INCOME (LOSS)	(701)				(865)					(3,561)	(3,207)	(2,914)
Corporate and Other
REVENUE
Total revenue					1,518					4,758	2,072	0
EXPENSES
Depreciation and amortization	144				190					607	810	852
Impairment	0				56					56	31	0
Other operating expenses	14,976				18,030					54,572	56,264	44,884
Total expenses	15,120				18,276					55,235	57,105	45,736
OPERATING INCOME (LOSS)	(11,438)				(16,758)					(50,477)	(55,033)	(45,736)
Equity in earnings (loss) of unconsolidated entities	(275)				0
Interest expense	(83)				(4)					(214)	(15)	0
Amortization of loan costs	(50)				(5)					(169)	(14)	0
Interest income	20				112					329	244	73
Other income (expense)	48				1					47	(12)	(9,209)
INCOME (LOSS) BEFORE INCOME TAXES	(11,778)				(16,654)					(50,484)	(54,830)	(54,872)
Income tax (expense) benefit	2,502				2,156					23,093	8,349	15,904
NET INCOME (LOSS)	(9,276)				(14,498)					(27,391)	(46,481)	(38,968)
Total advisory services revenue
REVENUE
Total revenue	19,187				22,532					89,476	65,982	67,228
Total advisory services revenue | Operating Segments | REIT Advisory
REVENUE
Total revenue	19,187				22,532					89,476	65,982	67,228
Total advisory services revenue | Operating Segments | Premier
REVENUE
Total revenue	0				0					0	0	0
Total advisory services revenue | Operating Segments | J&S
REVENUE
Total revenue	0				0					0	0	0
Total advisory services revenue | Operating Segments | OpenKey
REVENUE
Total revenue	0				0					0	0	0
Total advisory services revenue | Corporate and Other
REVENUE
Total revenue	0				0					0	0	0
Audio visual
REVENUE
Total revenue	30,975				23,310					81,186	9,186	0
Audio visual | J&S
REVENUE
Total revenue	30,975				23,310					81,186	9,186	0
Audio visual | Operating Segments | REIT Advisory
REVENUE
Total revenue	0				0					0	0	0
Audio visual | Operating Segments | Premier
REVENUE
Total revenue	0				0					0	0	0
Audio visual | Operating Segments | J&S
REVENUE
Total revenue	30,975				23,310					81,186	9,186	0
Audio visual | Operating Segments | OpenKey
REVENUE
Total revenue	0				0					0	0	0
Audio visual | Corporate and Other
REVENUE
Total revenue	0				0					0	0	0
Project management
REVENUE
Total revenue	7,790				0					10,634	0	0
Project management | Premier
REVENUE
Total revenue	7,790				0					10,634	0	0
Project management | Operating Segments | REIT Advisory
REVENUE
Total revenue	0				0					0	0	0
Project management | Operating Segments | Premier
REVENUE
Total revenue	7,790				0					10,634	0	0
Project management | Operating Segments | J&S
REVENUE
Total revenue	0				0					0	0	0
Project management | Operating Segments | OpenKey
REVENUE
Total revenue	0				0					0	0	0
Project management | Corporate and Other
REVENUE
Total revenue	0				0					0	0	0
Other
REVENUE
Total revenue	5,368				2,326					14,224	6,405	379
Other | Operating Segments | REIT Advisory
REVENUE
Total revenue	1,429				489					8,467	4,006	335
Other | Operating Segments | Premier
REVENUE
Total revenue	0				0					0	0	0
Other | Operating Segments | J&S
REVENUE
Total revenue	0				0					0	0	0
Other | Operating Segments | OpenKey
REVENUE
Total revenue	257				319					999	327	44
Other | Corporate and Other
REVENUE
Total revenue	$ 3,682				$ 1,518					$ 4,758	$ 2,072	$ 0